Consolidated statement of cash flows (Parenthetical) $ in Thousands	18 Months Ended
Oct. 31, 2018 USD ($)
Consolidated statement of cash flows [Abstract]
Non-cash tranasactions	$ 12,100
Provision utilization	145,012
Bank loan cost	$ (101,159)